Filed Pursuant to Rule 497(e)
1933 Act Registration File No. 333-232249
1940 Act File No. 811-23450

EXPLANATORY NOTE

On behalf of Global Beta ETF Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are XBRL exhibits containing interactive data format risk/return summary information that mirrors the risk summary information contained in a supplement to the Prospectus and Summary Prospectus dated April 10, 2020, for the Global Beta Smart Income ETF, filed pursuant to Rule 497(e) on April 10, 2020.  The purpose of this filing is to submit the XBRL exhibits for the risk summary information provided in the 497(e) filing (Accession Number 0001680359-20-000192).

The XBRL exhibits attached hereto consist of the following:

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE